Leases - Summary of Components of Right of Use Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases [Line Items]
Opening balance	kr 7,870
Depreciation	(2,427)	kr (2,451)
Impairment losses	(154)	(66)
Closing balance	6,320	7,870
Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	17,196	14,857
Additions	1,565	1,954
Balances regarding acquired/divested business	2	334
Terminations	(1,359)	(897)
Translation differences	(332)	948
Closing balance	17,072	17,196
Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(8,556)	(6,261)
Depreciation	(2,427)	(2,451)
Terminations	919	552
Translation differences	211	(396)
Closing balance	(9,853)	(8,556)
Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	(374)	(303)
Impairment losses	(154)	(66)
Terminations	3	27
Translation differences	11	(32)
Closing balance	(514)	(374)
Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	(396)	(345)
Derecognition for sublease	(2)	0
Translation differences	13	(51)
Closing balance	(385)	(396)
Real estate [Member]
Disclosure Of Leases [Line Items]
Opening balance	7,336
Closing balance	5,985	7,336
Real estate [Member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	15,895	13,756
Additions	1,307	1,650
Balances regarding acquired/divested business	2	334
Terminations	(870)	(719)
Translation differences	(331)	874
Closing balance	16,003	15,895
Real estate [Member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(7,789)	(5,687)
Depreciation	(2,146)	(2,141)
Terminations	546	393
Translation differences	209	(354)
Closing balance	(9,180)	(7,789)
Real estate [Member] | Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	(374)	(303)
Impairment losses	(93)	(66)
Terminations	3	27
Translation differences	11	(32)
Closing balance	(453)	(374)
Real estate [Member] | Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	(396)	(345)
Derecognition for sublease	(2)	0
Translation differences	13	(51)
Closing balance	(385)	(396)
Vehicles [member]
Disclosure Of Leases [Line Items]
Opening balance	369
Closing balance	280	369
Vehicles [member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	998	930
Additions	257	168
Balances regarding acquired/divested business	0
Terminations	(489)	(178)
Translation differences	3	78
Closing balance	769	998
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(629)	(495)
Depreciation	(232)	(250)
Terminations	373	159
Translation differences	(1)	(43)
Closing balance	(489)	(629)
Vehicles [member] | Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	0
Impairment losses	0
Terminations	0
Translation differences	0
Closing balance	0	0
Vehicles [member] | Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	0
Derecognition for sublease	0	0
Translation differences	0
Closing balance	0	0
Other [member]
Disclosure Of Leases [Line Items]
Opening balance	165
Closing balance	55	165
Other [member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	303	171
Additions	1	136
Balances regarding acquired/divested business	0
Terminations	0
Translation differences	(4)	(4)
Closing balance	300	303
Other [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(138)	(79)
Depreciation	(49)	(60)
Terminations	0
Translation differences	3	1
Closing balance	(184)	(138)
Other [member] | Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	0
Impairment losses	(61)
Terminations	0
Translation differences	0
Closing balance	(61)	0
Other [member] | Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	0
Derecognition for sublease	0	0
Translation differences	0
Closing balance	kr 0	kr 0